Allowances for Loan Losses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Allowance for Credit Loss [Abstract]
Summary of Allowances for Loan Losses by Loan Class

The following table summarizes the activity in the allowance for loan losses by loan class for the three month periods ended June 30, 2022 and 2021.

	Agriculture Loans	Commercial Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	For the Three Months Ended June 30, 2022

Allowance for loan losses:
Beginning balance	$20	$585	$1,070	$1,728	$13	$15	$12	$3,443
Charge-offs	—	(1)	(1)	—	—	—	—	(2)
Recoveries	—	5	—	49	—	—	—	54
Provision	(3)	(83)	717	(230)	8	(2)	(12)	395

Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

	For the Three Months Ended June 30, 202 1
Allowance for loan losses:
Beginning balance	$105	$315	$315	$1,674	$24	$18	$336	$2,787
Charge-offs	—	—	—	—	—	—	—	—
Recoveries	—	19	—	25	—	—	—	44
Provision	(7)	18	25	(29)	(1)	(2)	40	44

Ending balance	$98	$352	$340	$1,670	$23	$16	$376	$2,875

The following table summarizes the activity in the allowance for loan losses by loan class for the six month periods ended June 30, 2022 and 2021.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	For the Six Months Ended June 30, 2022
Allowance for loan losses:
Beginning balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152
Charge-offs	—	(1)	(1)	—	—	—	—	(2)
Recoveries	—	7	—	56	2	—	—	65
Provision	(6)	(82)	988	(143)	(3)	(2)	(77)	675

Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

	For the Six Months Ended June 30, 2021
Allowance for loan losses:
Beginning balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789
Charge-offs	—	—	—	(49)	(3)	—	—	(52)
Recoveries	—	19	—	27	1	—	—	47
Provision	(22)	43	26	(10)	(10)	(2)	66	91

Ending balance	$98	$352	$340	$1,670	$23	$16	$376	$2,875

The following table summarizes the activity in the allowance for loan losses by loan class for the years ended December 31, 2021 and 2020.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	For the Year Ended December 31, 2021
Allowance for loan losses:
Beginning balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789
Charge-offs	—	(24)	(18)	(297)	—	—	—	(339)
Recoveries	—	22	—	32	—	—	—	54
Provision	(97)	294	503	197	(13)	(3)	(233)	648

Ending balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152

	For the Year Ended December 31, 2020
Allowance for loan losses:
Beginning balance	$152	$312	$255	$1,707	$43	$13	$220	$2,702
Charge-offs	—	—	—	(99)	(12)	—	—	(111)
Recoveries	—	—	—	7	7	—	—	14
Provision	(32)	(22)	59	87	(3)	5	90	184

Ending balance	$120	$290	$314	$1,702	$35	$18	$310	$2,789

Summary of Balance of Loans Individually Evaluated vs. Collectively Evaluated for Impairment	The following table illustrates the balance of loans individually evaluated vs. collectively evaluated for impairment at June 30, 2022 and December 31, 2021.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	As of June 30, 2022
Allowance for loan losses:
Ending balance	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$17	$506	$1,786	$1,547	$21	$13	$0	$3,890

Loans:
Ending balance	$7,710	$90,979	$435,588	$241,401	$8,689	$5,814		$790,181

Ending balance: individually evaluated for impairment	$200	$2,451	$2,501	$3,145	$—	$—		$8,297

Ending balance: loans acquired with deteriorated credit quality	$—	$601	$4,369	$597	$—	$—		$5,567

Ending balance: collectively evaluated for impairment	$7,510	$87,927	$428,718	$237,659	$8,689	$5,814		$776,317

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
(In Thousands)	As of December 31, 2021
Allowance for loan losses:
Ending balance	$23	$582	$799	$1,634	$22	$15	77	$3,152

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$23	$582	$799	$1,634	$22	$15	77	$3,152

Loans:
Ending balance	$9,341	$122,378	$338,749	$231,302	$7,087	$6,182		$715,039

Ending balance: individually evaluated for impairment	$—	$42	$—	$709	$—	$—		$751

Ending balance: loans acquired with deteriorated credit quality	$—	$512	$4,394	$650	$—	$—		$5,556

Ending balance: collectively evaluated for impairment	$9,341	$121,824	$334,355	$229,943	$7,087	$6,182		$708,732

The following table illustrates the balance of loans individually evaluated vs. collectively evaluated for impairment at December 31, 2021 and 2020.

	Agriculture Loans	Commercial and PPP Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	As of December 31, 2021
Allowance for loan losses:
Ending balance	$23	$582	$799	$1,634	$22	$15	$77	$3,152

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$23	$582	$799	$1,634	$22	$15	$77	$3,152

Loans:
Ending balance	$9,341	$122,378	$338,749	$231,302	$7,087	$6,182		$715,039

Ending balance: individually evaluated for impairment	$—	$42	$—	$709	$—	$—		$751

Ending balance: loans acquired with deteriorated credit quality	$—	$512	$4,394	$650	$—	$—		$5,556

Ending balance: collectively evaluated for impairment	$9,341	$121,824	$334,355	$229,943	$7,087	$6,182		$708,732

	Agriculture Loans	Commercial Loans	Commercial Real Estate Loans	Residential Real Estate Loan	Consumer Loans	Municipal Loans	Unallocated Loans	Total
	As of December 31, 2020
Allowance for loan losses:
Ending balance	$120	$290	$314	$1,702	$35	$18	310	$2,789

Ending balance: individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—

Ending balance: collectively evaluated for impairment	$120	$290	$314	$1,702	$35	$18	310	$2,789

Loans:
Ending balance	$11,246	$21,534	$27,261	$167,536	$2,514	$6,749		$236,840

Ending balance: individually evaluated for impairment	$—	$2	$—	$295	$—	$—		$297

Ending balance: collectively evaluated for impairment	$11,246	$21,532	$27,261	$167,241	$2,514	$6,749		$236,543

Summary Of Activity For Accretable Yield Of Purchased Credit Impaired Loans

The following table provides activity for the accretable yield of PCI loans for the three and six months ended June 30, 2022:

(In Thousands)	Three Months Ended June 30, 2022	Six Months Ended June 30, 2022

Accretable yield, beginning of period	$206	$307
Additions	—	—
Accretion of income	(25)	(126)
Reclassifications from nonaccretable difference due to improvement in expected cash flows	—	—
Other changes, net	—	—
Accretable yield, end of period	$181	$181

Summary of Classes of the Loan Portfolio Summarized by the Internal Risk Rating System
The following table presents the classes of the loan portfolio summarized by the internal risk rating system as of June 30, 2022 and December 31, 2021:

(In Thousands)		Special
As of June 30, 2022	Pass	Mention	Substandard	Doubtful	Total
Agriculture loans	$7,510	$—	$200	$—	$7,710
Commercial and PPP loans	86,141	1,785	3,053	—	90,979
Commercial real estate loans	428,458	310	4,743	2,077	435,588
Residential real estate loans	236,123	1,453	3,202	623	241,401
Consumer loans	8,689	—	—	—	8,689
Municipal loans	5,814	—	—	—	5,814

Total	$772,735	$3,548	$11,198	$2,700	$790,181

(In Thousands)		Special
As of December 31, 2021	Pass	Mention	Substandard	Doubtful	Total
Agriculture loans	$9,341	$—	$—	$—	$9,341
Commercial and PPP	117,918	3,757	703	—	122,378
Commercial real estate loans	332,156	2,077	4,516	—	338,749
Residential real estate loans	228,664	1,657	981	—	231,302
Consumer loans	7,087	—	—	—	7,087
Municipal loans	6,182	—	—	—	6,182

Total	$701,348	$7,491	$6,200	$—	$715,039

The following table presents the classes of the loan portfolio summarized by the internal risk rating system as of December 31, 2021 and 2020:

(In Thousands) As of December 31, 2021	Pass	Special Mention	Substandard	Doubtful	Total
Agriculture loans	$9,341	—	—	—	$9,341
Commercial and PPP loans	$117,918	3,757	703	—	$122,378
Commercial real estate loans	$332,156	2,077	4,516	—	$338,749
Residential real estate loans	$228,664	1,657	981	—	$231,302
Consumer loans	$7,087	—	—	—	$7,087
Municipal loans	$6,182	—	—	—	$6,182

Total	$701,348	$7,491	$6,200	$—	$715,039

(In Thousands) As of December 31, 2020	Pass	Special Mention	Substandard	Doubtful	Total
Agriculture loans	$11,246	—	—	—	$11,246
Commercial loans	$21,259	—	275	—	$21,534
Commercial real estate loans	$27,261	—	—	—	$27,261
Residential real estate loans	$166,968	—	568	—	$167,536
Consumer loans	$2,514	—	—	—	$2,514
Municipal loans	$6,749	—	—	—	$6,749

Total	$235,997	$—	$843	$—	$236,840

Summary of Aging Analysis of the Recorded Investment of Past-Due Loans
The following tables present an aging analysis of the recorded investment of past-due
loans.

	June 30, 2022
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing

Agriculture loans	$154	$—	$—	$154	$7,556	$—	$7,710	$—
Commercial and PPP loans	—	21	—	21	90,958	—	90,979	—
Commercial real estate loans	460	140	—	600	430,623	4,365	435,588	—
Residential real estate loans	1,467	210	338	2,015	239,386	—	241,401	—
Consumer loans	15	2	—	17	8,672	—	8,689	—
Municipal loans		—	—	—	5,814	—	5,814	—

Total	$2,096	$373	$338	$2,807	$783,009	$4,365	$790,181	$—

	December 31, 2021
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$83	$—	$—	$83	$9,258	$—	$9,341	$—
Commercial and PPP loans	66	—	—	66	121,800	512	122,378	—
Commercial real estate loans	245	—	—	245	334,110	4,394	338,749	—
Residential real estate loans	1,427	211	869	2,507	228,145	650	231,302	762
Consumer loans	31	2	—	33	7,054	—	7,087	—
Municipal loans	—	—	—	—	6,182	—	6,182	—

Total	$1,852	$213	$869	$2,934	$706,549	$5,556	$715,039	$762

The following tables present an aging analysis of the recorded investment of past-due
loans.

	December 31, 2021
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Purchased Credit Impaired Loans	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$83	$—	$—	$83	$9,258	$—	$9,341	$—
Commercial and PPP loans	66	—	—	66	121,800	512	122,378	—
Commercial real estate loans	245	—	—	245	334,110	4,394	338,749	—
Residential real estate loans	1,427	211	869	2,507	228,145	650	231,302	762
Consumer loans	31	2	—	33	7,054	—	7,087	—
Municipal loans	—	—	—	—	6,182	—	6,182	—

Total	$1,852	$213	$869	$2,934	$706,549	$5,556	$715,039	$762

	December 31, 2020
(In Thousands)	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due	Total Past Due	Current	Total Loans	Total > 90 Days and Accruing
Agriculture loans	$171	$—	$—	$171	$11,075	$11,246	$—
Commercial loans	66	—	6	72	21,462	21,534	—
Commercial real estate loans	1,297	—	—	1,297	25,964	27,261	—
Residential real estate loans	1,248	831	338	2,417	165,119	167,536	147
Consumer loans	69	26	—	95	2,419	2,514	—
Municipal loans	—	—	—	—	6,749	6,749	—

Total	$2,851	$857	$344	$4,052	$232,788	$236,840	$147

Summary of Impaired Loans
The following tables present the recorded investment and unpaid principal balances for impaired loans and related allowance, if applicable. Also presented are the average recorded investments and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

	As of June 30, 2022
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$200	$200	$—
Commercial loans	2,451	2,471	—
Commercial real estate loans	2,501	2,501	—
Residential real estate loans	3,145	3,269	—
Consumer loans	—	—	—
Municipal loans	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
Total
Agriculture loans	$200	$200	$—
Commercial loans	2,451	2,471	—
Commercial real estate loans	2,501	2,501	—
Residential real estate loans	3,145	3,269	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$8,297	$8,441	$—

As of December 31, 2021
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$751	$840	$—

	For the Three Months Ended June 30,
	2022		2021
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$237	$3	$—	$—
Commercial loans	4,706	66	—	—
Commercial real estate loans	455	4	—	—
Residential real estate loans	3,143	23	213	4
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	8,541	96	213	4
With an allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans	—		—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	—	—	—	—

Total	$8,541	$96	$213	$4

	For the Six Months Ended June 30,
	2022		2021
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$242	$6	$—	$—
Commercial loans	4,935	132	—	—
Commercial real estate loans	461	9	—	—
Residential real estate loans	3,171	48	225	8
Consumer loans	—		—	—
Municipal loans	—		—	—

	$8,809	$195	$225	$8

With an allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans	—	—	—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	—	—	—	—

Total	$8,809	$195	$225	$8

The following tables present the recorded investment and unpaid principal balances for impaired loans and related allowance, if applicable. Also presented are the average recorded investments and the related amount of interest recognized during the time within the period that the impaired loans were impaired.

As of December 31, 2021
(In Thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	42	61	—
Commercial real estate loans	—	—	—
Residential real estate loans	709	779	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$751	$840	$—

As of December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	2	7	—
Commercial real estate loans	—	—	—
Residential real estate loans	295	332	—
Consumer loans	—	—	—
Municipal loans	—	—	—
With an allowance recorded:
Agriculture loans	$—	$—	$—
Commercial loans	—	—	—

As of December 31, 2020
	Recorded Investment	Unpaid Principal Balance	Related Allowance
Commercial real estate loans	—	—	—
Residential real estate loans	—	—	—
Consumer loans	—	—	—
Municipal loans	—	—	—
	—	—	—
Total
Agriculture loans	$—	$—	$—
Commercial loans	2	7	—
Commercial real estate loans	—	—	—
Residential real estate loans	295	332	—
Consumer loans	—	—	—
Municipal loans	—	—	—

	$297	$339	$—

For the Year Ended December 31,
	2021		2020
(In Thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Agriculture loans	$—	$—	$—	$—
Commercial loans		—	3	1
Commercial real estate loans	—	—	—	—
Residential real estate loans	759	20	345	11
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	$759	$20	$348	$12

With an allowance recorded:
Agriculture loans	—	—	—	—
Commercial loans	—	—	—	—
Commercial real estate loans	—	—	—	—
Residential real estate loans	—	—	—	—
Consumer loans	—	—	—	—
Municipal loans	—	—	—	—

	$—	$—	$—	$—

Total	$759	$20	$348	$12

Summary of Portfolio of Nonaccrual Loans
The following table presents nonaccrual loans by classes of the loan portfolio:

(In Thousands)	June 30, 2022	December 31, 2021
Commercial loans	$36	$39
Commercial real estate loans	137	144
Residential real estate loans	1,321	449
Consumer loans	—	2

Total	$1,494	$634

The following table present nonaccrual loans by classes of the loan portfolio:

(In Thousands)	December 31, 2021	December 31, 2020
Agriculture loans	$—	$—
Commercial loans	39	48
Commercial real estate loans	144	—
Residential real estate loans	449	421
Consumer loans	2	—
Municipal loans	—	—

Total	$634	$469